INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Payroll and welfare payable	¥ 10,740	¥ 11,635
Accrued expenses	19,920	10,198
Property, plant and equipment	11
Allowance for receivables and contract assets	53,343	56,164
Net loss carryforward	21,939	13,495
Others	11,435	11,435
Gross deferred tax assets	117,388	102,927
Valuation allowances	(68,932)	(4,102)
Net deferred tax assets	48,456	98,825
Deferred tax liabilities
Uncollected revenues		(57,890)
Total deferred tax liabilities		(57,890)
Deferred tax assets, net	¥ 48,456	¥ 40,935